united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

The Gold Bullion Strategy Portfolio

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gold Bullion Strategy Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.goldbullionstrategyfund.com/index.php/investor-materials. You can also request this information by contacting us at (855) 650-7453.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-	$75	1.43%

How did the Fund perform during the reporting period?

The Portfolio is designed to track the daily price movements of gold; thus the majority of its performance is linked to gold’s gains or losses. In the first half of 2024, gold’s gains were driven largely by global central bank buying, geopolitical and economic uncertainty, and continued strength of consumer demand.

Adhering to its stated investment strategy, the Portfolio tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Portfolio. This is a known risk to the investment manager and performance fell within expectations for the period. The Portfolio will continue to execute its investment strategy in an effort to track daily gold prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Gold Bullion Strategy Portfolio
S&P 500® Index
S&P GSCI Gold Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$16,228
$13,692
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	The Gold Bullion Strategy Portfolio	S&P 500® Index	S&P GSCI Gold Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$8,651	$10,742	$8,828
Jun-2016	$9,737	$11,171	$9,909
Jun-2017	$8,883	$13,170	$9,221
Jun-2018	$8,714	$15,064	$9,240
Jun-2019	$9,748	$16,633	$10,355
Jun-2020	$11,925	$17,881	$13,013
Jun-2021	$11,454	$25,175	$12,501
Jun-2022	$11,128	$22,503	$12,666
Jun-2023	$11,569	$26,912	$13,454
Jun-2024	$13,692	$33,521	$16,228

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio	11.46%	18.35%	7.03%	3.19%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P GSCI Gold Index	12.66%	20.62%	9.40%	4.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$24,249,984
Number of Portfolio Holdings	10
Advisory Fee	$84,325
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	11.8%
Exchange-Traded Funds	42.8%
Money Market Funds	45.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	21.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	20.0%
iShares 0-3 Month Treasury Bond ETF	20.0%
Invesco Treasury Portfolio Institutional Class, 5.228%, 12/31/49	11.4%
DWS Government Money Market Series Institutional Class, 5.258%,	11.4%
Fidelity Government Portfolio Class I, 5.200%,	11.4%
SPDR Gold Shares	1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.530%,	0.0%

The Fund has economic exposure through futures and other portfolio instruments equal to 100% of its assets. This figure disregards cash and cash equivalents.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

The Gold Bullion Strategy Portfolio

Semi-Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (www.goldbullionstrategyfund.com/index.php/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-GOLDP

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Gold Bullion Strategy Portfolio

Semi-Annual Financial Statements
June 30, 2024

1-855-650-QGLD (7453)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.3%
	COMMODITY - 1.3%
1,466	SPDR Gold Shares(a),(b)	$315,205

	FIXED INCOME - 40.0%
48,170	iShares 0-3 Month Treasury Bond ETF	4,851,201
52,860	SPDR Bloomberg 1-3 Month T-Bill ETF(d)	4,851,490
		9,702,691

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,997,301)	10,017,896

	SHORT-TERM INVESTMENTS — 55.2%
	MONEY MARKET FUNDS - 55.2%
2,754,333	DWS Government Money Market Series, Institutional Class, 5.26%(c)	2,754,333
2,754,333	Fidelity Government Portfolio, Class I, 5.20%(c)	2,754,333
2,754,333	First American Government Obligations Fund, Class Z, 5.19%(c)	2,754,333
2,366,253	First American Government Obligations Fund, Class Z, 5.19%(c)(b)	2,366,253
2,754,334	Invesco Treasury Portfolio, Institutional Class, 5.23%(c)	2,754,334
	TOTAL MONEY MARKET FUNDS (Cost $13,383,586)	13,383,586

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,383,586)	13,383,586

Units
	COLLATERAL FOR SECURITIES LOANED — 0.0%
2,813	Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(c)	2,813
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,813)

	TOTAL INVESTMENTS - 96.5% (Cost $23,383,700)	$23,404,295
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	845,689
	NET ASSETS - 100.0%	$24,249,984

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
103	COMEX Gold 100 Troy Ounces Futures(b)	08/28/2024	$24,054,620	$(449,190)
	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these consolidated financial statements.

THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.

(c)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(d)	All or a portion of the security is on loan. Total loaned security had a value of $2,753 at June 30, 2024

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2024

ASSETS
Investment securities:
At cost	$23,383,700
At value (a)	$23,404,295
Deposit with broker for futures contracts	1,591,889
Receivable for securities sold	180,573
Dividends and interest receivable	54,784
TOTAL ASSETS	25,231,541

LIABILITIES
Payable for Portfolio shares redeemed	466,770
Unrealized depreciation on futures contracts	449,190
Payable for investments purchased	25,169
Payable to related parties	14,561
Investment advisory fees payable	13,472
Distribution (12b-1) fees payable	9,403
Payable for collateral on securities loaned	2,813
Accrued expenses and other liabilities	179
TOTAL LIABILITIES	981,557

NET ASSETS	$24,249,984

Composition of Net Assets:
Paid in capital	20,899,691
Accumulated earnings	3,350,293
NET ASSETS	$24,249,984

Net Asset Value Per Share:
Shares:
Net Assets	$24,249,984
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	955,010
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.39

(a)	Includes loaned securities with a value of $2,753.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Interest	$323,576
Dividends	194,559
Securities lending	648
TOTAL INVESTMENT INCOME	518,783

EXPENSES
Investment advisory fees	84,325
Distribution fees	56,217
Administrative services fees	21,699
Miscellaneous expenses	4,500
TOTAL EXPENSES	166,741
Less: Fees waived by the Advisor	(4,500)
NET EXPENSES	162,241

NET INVESTMENT INCOME	356,542

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain from:
Investments	38,219
Futures contracts	2,804,549
Net Realized Gain on Investments and Futures Contracts	2,842,768

Net change in unrealized appreciation (depreciation) on:
Investments	38,192
Futures contracts	(891,930)
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(853,738)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	1,989,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,345,572

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$356,542	$693,228
Net realized gain on investments and futures contracts	2,842,768	1,373,528
Net change in unrealized appreciation (depreciation) on investments & futures contracts	(853,738)	(193,830)
Net increase in net assets resulting from operations	2,345,572	1,872,926

DISTRIBUTIONS TO SHAREHOLDERS

From earnings	—	(39,404)
Total distributions to shareholders	—	(39,404)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,526,573	20,699,800
Reinvestment of dividends and distributions	—	39,404
Payments for shares redeemed	(11,322,542)	(17,573,234)
Net increase (decrease) from shares of beneficial interest transactions	(795,969)	3,165,970

NET INCREASE IN NET ASSETS	1,549,603	4,999,492

NET ASSETS
Beginning of period	22,700,381	17,700,889
End of period	$24,249,984	$22,700,381

SHARE ACTIVITY
Shares Sold	430,421	944,630
Shares Reinvested	—	1,725
Shares Redeemed	(471,760)	(807,103)
Net increase in shares of beneficial interest outstanding	(41,339)	139,252

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months
	Ended June 30,		Year Ended December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$22.78		$20.65	$21.75	$26.63	$23.62	$20.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38		0.70	0.06	(0.13)	(0.05)	0.18
Net realized and unrealized gain (loss)	2.23		1.47	(1.16)	(1.48)	4.73	3.43
Total income (loss) from investment operations	2.61		2.17	(1.10)	(1.61)	4.68	3.61
Less distributions:
Distributions from net investment income	—		(0.04)	—	(3.27)	(1.66)	(0.05)
Distributions from net realized gains	—		—	—	—	(0.01)	—
Total distributions	—		(0.04)	—	(3.27)	(1.67)	(0.05)

Net asset value, end of year/period	$25.39		$22.78	$20.65	$21.75	$26.63	$23.62

Total return (b)	11.46	% (f)	10.51%	(5.06)%	(5.87)%	19.69%	17.99	% (c)
Net assets, end of year/period (in 000s)	$24,250		$22,700	$17,701	$20,615	$22,928	$12,961
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (d)	1.47	% (g)	1.51%	1.43%	1.47%	1.55%	1.52%
Ratio of net expenses to average net assets (d)	1.43	% (g)	1.47%	1.43%	1.47%	1.55%	1.52%
Ratios of net investment income (loss) to average net assets (d,e)	3.13	% (g)	3.22%	0.29%	(0.51)%	(0.20)%	0.82%
Portfolio turnover rate	106	% (f)	194%	359%	184%	215%	163%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns assume reinvestments of all distributions.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Not Annualized.

(g)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

The Gold Bullion Strategy Portfolio (the “Portfolio”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio currently offers shares at net asset value. The Portfolio seeks returns that reflect the performance of the price of gold bullion. The Portfolio commenced operations on November 1, 2013. The Portfolio is a “fund of funds”, in that the Portfolio will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Securities Valuation – Portfolio securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Futures and future options are valued at 4:00 p.m. Eastern Time or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end mutual funds are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

GBSP Fund Limited (“GBSP Fund Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that can invest in gold bullion-related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiary” for additional information.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies and ETFs. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2024 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$10,017,896	$—	$—	$10,017,896
Short-Term Investments	13,383,586	—	—	13,383,586
Collateral for Securities Loaned	2,813	—	—	2,813
Total Assets	$23,404,295	$—	$—	$23,404,295
Liabilities *
Derivatives:
Futures Contracts	$449,190	$—	$—	$449,190
Total Liabilities	$449,190	$—	$—	$449,190

*	Refer to the Consolidated Portfolio of Investments for sector classifications.

The Portfolio did not hold any Level 2 or Level 3 securities during the current period.

Consolidation of Subsidiary – The consolidated financial statements of the Portfolio include the accounts of GBSP Fund Ltd., a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Fund Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio’s investment in GBSP Fund Ltd. is as follows:

		GBSP Fund Ltd. Net
	Inception Date of	Assets at	% of Net Assets at
	GBSP Fund Ltd.	June 30, 2024	June 30, 2024
GBSP Fund Ltd.	11/15/2013	$3,809,032	15.71%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Portfolio identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

For tax purposes, GBSP Fund Ltd. is an exempted Cayman Islands investment company. GBSP Fund Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSP Fund Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSP Fund Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio (or fund) are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	RISKS

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSP Fund Ltd.).

General Market Risk – The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Portfolio and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Exchange Traded Funds – The Portfolio may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

The Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk – Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If the Portfolio was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Derivatives Risk – Futures are subject to inherent leverage that may magnify Portfolio losses. These derivatives may not provide an effective substitute for gold bullion because changes in derivative prices may not track those of the underlying gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

Gold Risk – The price of gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

4.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $10,602,084 and $9,964,976, respectively.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The Portfolio’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended June 30, 2024, the Portfolio was subject to a master netting

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2024:

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Liabilities:				Liabilities
Net Amounts of
		Gross Amounts	Assets or Liabilities
	Gross Amounts	Offset in the	Presented in the
	of Recognized	Consolidated	Consolidated		Cash Collateral
	Assets or	Statement of Assets	Statement of Assets	Financial	Received or
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged(1)	Net Amount
Futures Contracts	$(449,190)	$—	$(449,190)	$—	$449,190	$—
Total	$(449,190)	$—	$(449,190)	$—	$449,190	$—

(1)	Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

The Portfolio and GBSP Fund Ltd. use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized depreciation on futures contracts

At June 30, 2024, the fair value of derivative instruments was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$(449,190)	$(449,190)

The following is a summary of the location of derivative investments on the Portfolio’s Consolidated Statement of Operations for the six months ended June 30, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Portfolio’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2024:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$2,804,549	$2,804,549

Change in unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$(891,930)	$(891,930)

The derivative instruments outstanding as of June 30, 2024 as disclosed in the Consolidated Portfolio of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the six months as disclosed in the Consolidated

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

Statement of Operations serve as indicators of the volume of derivative activity for the Portfolio.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Portfolio. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Portfolio. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an advisory agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $84,325 in advisory fees for the six months ended June 30, 2024.

Pursuant to a liquidity program administrator agreement with the Portfolio, the Advisor, provides a liquidity program administrator who, directs the operations of the Portfolio’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pay the Adviser out of pocket expenses and an annual fee of $9,000. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Advisor earned $0 (net of voluntary waivers) in the Statement of Operations (miscellaneous expenses) for the six months ended June 30, 2024.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Portfolio pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Portfolio as shown in the consolidated Statement of Operations under Administrative services fees. Under the terms of the Portfolio’s agreement with UFS, UFS pays for certain operating expenses of the Portfolio. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Portfolio as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio. These expenses are the responsibility of UFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly distribution and service fee is calculated by the Portfolio at an annual rate of up to 0.75% of its average daily net assets and is paid to Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor, and principal underwriter of the Portfolio, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Currently, the Portfolio is incurring 0.50%. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2024, pursuant to the Plan, distribution fees were $56,217, paid by the Portfolio.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor pays trustee fees.

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

During the six months ended June 30, 2024, Ceros executed trades on behalf of the Portfolio and received $1,272 in trade commissions.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Jefferson National Life Insurance Co. held 99.8% of the voting securities of shares.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$23,388,210	$16,086	$(1)	$16,085

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2023, and 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2023	December 31, 2022
Ordinary Income	$39,404	$—
	$39,404	$—

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$1,878,860	$—	$—	$(852,032)	$—	$(22,107)	$1,004,721

The difference between book basis and tax basis unrealized depreciation and accumulated net realized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Portfolio had capital loss carry forward for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$122,728	$729,304	$852,032	$9,734

Permanent book and tax differences, primarily attributable to adjustments for the Portfolio’s holding in GBSP Ltd, resulted in reclassifications for the year ended December 31, 2023, as follows:

Paid In	Distributable
Capital	Earnings
$(1)	$1

The Gold Bullion Strategy Portfolio
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024

10.	SECURITIES LENDING

The Portfolio has entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Portfolio is authorized to loan securities to the Lending Agent. In exchange, the Portfolio receives cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Consolidated Statement of Assets and Liabilities and on the Consolidated Portfolio of Investments. Securities lending income is disclosed in the Portfolio’s Consolidated Statement of Operations. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Portfolio’s cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of June 30, 2024, the Portfolio loaned securities which were collateralized by cash. The value of securities on loan and the value of the related overnight and continuous collateral were $2,753 and $2,813, respectively.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for The Gold Bullion Strategy Portfolio (and its subsidiary)

At an in-person Board meeting held on May 23, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Gold Bullion Strategy Portfolio (and its subsidiary) (“Gold Portfolio” and “GBSP Fund Limited”, respectively); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”). The Directors of the GBSP Portfolio Limited, a wholly owned foreign subsidiary of Gold Portfolio, approved an investment advisory agreement between GBSP Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as a sub-advisory agreement (the “Subsidiary Sub-Advisory Agreement”) between the Adviser and Flexible Plan with respect to the GBSP Fund Limited. The Portfolio level agreements and subsidiary agreements are referred to collectively for convenience and references to the Portfolio include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and references to the Board also include the Directors.

The Board then reviewed and discussed the written materials that were provided by Advisors Preferred, LLC and Flexible Plan in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Gold Portfolio (and subsidiary GBSP Fund Ltd.). The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Subadvisory Agreements with respect to Gold Portfolio. The Board conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Gold Portfolio and its subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by Flexible Plan and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Flexible Plan performing services for the Gold Portfolio, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred:

The Board reviewed the balance sheet of the Adviser as of March 31, 2024, and the profit and loss statement for January through March 31, 2024. The Board also reviewed the audited financials of the Adviser as of December 31, 2023. The Adviser reported $1.7 billion in total assets under management in

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to grow assets and fees as discussed earlier.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and acknowledged they are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Professional Liability Insurance is in place, including $2 million for the Independent Directors. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill it Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Flexible Plan: The Board reviewed the balance sheet and income statement of Flexible Plan as of December 31, 2023 and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of Flexible Plan. The Board saw that the Sub-Adviser remains dedicated to growing the Gold Portfolio as investment vehicle under the various strategies for his clients, and determined Flexible Plan is financially equipped to continue to serve the Gold Portfolio as sub-adviser.

The Board confirmed with the CCO that she works closely with the CCO of Flexible Plan, and she had reviewed the policies and procedures manual of the sub-adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that Flexible Plan has Directors & Officers Liability insurance.

The Board determined that Flexible Plan, has a compliance program in place that is reasonably designed to prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Gold Portfolio.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Gold Portfolio. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Gold Portfolio, obtaining derivative agreements for Gold Portfolio and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to Gold Portfolio’s investment objectives and to be carrying out its functions appropriately.

With respect to the performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of the Gold Portfolio through March 31, 2024 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Board recalled the earlier presentations by portfolio managers of Flexible Plan with

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

respect to strategy and Gold Portfolio’s performance for various periods with explanations for over/under performance.

In reviewing the performance, the Board considered that the Portfolio underperformed the benchmark GSCI Gold Index for the one-, three-, five-, and ten-year periods ended March 31, 2024. This underperformance is expected as the Gold Portfolio bears expenses while the gold price index does not. In reviewing the performance, the Board found the Gold Portfolio lagged the S&P 500 Index for the one-, three-, five-, and ten-year periods. With respect to the Morningstar Commodities category, the Board found the Portfolio outperformed for the one-, five-, and ten-year periods and underperformed for the three-year period.

In summary for the performance of the Gold Portfolio, the Board felt that with Adviser oversight, under the Sub-Adviser’s portfolio management, the Gold Portfolio is expected to continue to provide an acceptable level of investment returns for shareholders over the long term.

Fees and Expenses: As to the costs of the services provided to Gold Portfolio by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of Gold Portfolio compared to its peer group and Morningstar category or categories as presented in the Meeting Materials. The Board acknowledged that the Adviser pays Flexible Plan directly consistent with agreements and any breakpoints in effect.

The Board noted the advisory fees of 0.75% for Gold Portfolio was slightly above average but within range of the Morningstar Commodity category, and well below the maximum management fee. With respect to Gold Portfolio, the Trustees noted the net expenses of 1.64% was within range of the Morningstar Commodity A Class (plus 0.25%) average and well below the maximum net expenses.

In the review of expenses with respect to Gold Portfolio, the Board reviewed and considered the split of the Advisory fee between the Adviser and Sub-Adviser (the Sub-Adviser being paid by the Adviser, not the Gold Portfolio ), and determined it was acceptable and reasonable for the services being provided. The Board concluded that the advisory fees and net expenses of Gold Portfolio were reasonable.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2023 from Gold Portfolio with respect to advisory fees and from the total relationship with the Gold Portfolio. They considered whether profits were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structure.

During their review, the Board noted that, taking into account the fees paid to the Sub-Adviser, with respect to Gold Fund, the Adviser operated at a loss or near-zero profit and at a loss taking into account the totality of the relationship with the Gold Portfolio. The Board concluded that based on the assets levels and services provided, the Adviser having excess profits from advising the Gold Portfolio is not a concern.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to Flexible Plan for the year ended December 31, 2023 with respect to Gold Portfolio. The Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with a similar investment strategy. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

The Gold Bullion Strategy Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2024

With respect to the profitability review, the Board noted Flexible Plan operated Gold Portfolio at a loss from sub-advisory fees only. The Board found that when taking into account the total relationship with the Portfolio, the Sub-Adviser continues to operate at a loss. The Board concluded that based on the assets levels and services provided, Sub-Adviser excess profits from Gold Portfolio are not of current concern.

Economies of Scale. As to the extent to which the Funds will realize economies of scale, the Adviser reported an estimate of $300 to $700 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth in net assets of the Gold Portfolio and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Gold Portfolio continue to grow.

Conclusion. Accordingly, having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate; the Board, in the exercise of their reasonable business judgement found continuation of the advisory agreements is in the best interests of Gold Portfolio and its shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-650-7453

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-7453 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.goldbullionstrategyfund.com/index.php/investor-materials.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/5/24

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	9/5/24